Notes to the Consolidated Statements of Operations - Revenue from contract with customers (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes to the Consolidated Statements of Operations
Total revenues	€ 53,758	€ 67,420	€ 102,990
Belgium | GSK
Notes to the Consolidated Statements of Operations
Total revenues	47,128	62,263	74,298
Switzerland | CRISPR
Notes to the Consolidated Statements of Operations
Total revenues	5,425	3,370	919
Netherlands | Genmab
Notes to the Consolidated Statements of Operations
Total revenues	1,197	€ 1,787	1,770
Germany | Boehringer Ingelheim
Notes to the Consolidated Statements of Operations
Total revenues			€ 26,003
Countries other than Belgium, Germany, Netherlands and Switzerland | Others
Notes to the Consolidated Statements of Operations
Total revenues	€ 8